Investments - Security Holdings in an Unrealized Loss Position - Tabular Disclosure (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value
Fair Value - Less Than 12 Months	$ 908	$ 41,856	$ 66,596
Fair Value - More Than 12 Months	14,947	31,907	13,637
Fair Value - Total	15,855	73,763	80,233
Unrealized Losses
Unrealized Losses - Less Than 12 Months	(2)	(640)	(468)
Unrealized Losses - More Than 12 Months	(50)	(625)	(233)
Unrealized Losses - Total	(52)	(1,265)	(701)
U.S. Governments
Fair Value
Fair Value - Less Than 12 Months		1,970	11,426
Fair Value - More Than 12 Months	3,302	6,197	1,858
Fair Value - Total	3,302	8,167	13,284
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(25)	(89)
Unrealized Losses - More Than 12 Months	(12)	(101)	(19)
Unrealized Losses - Total	(12)	(126)	(108)
States, territories, and possessions
Fair Value
Fair Value - Less Than 12 Months		719
Fair Value - More Than 12 Months		501
Fair Value - Total		1,220
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(5)
Unrealized Losses - More Than 12 Months		(1)
Unrealized Losses - Total		(6)
Political subdivisions
Fair Value
Fair Value - Less Than 12 Months		264	2,996
Fair Value - More Than 12 Months	550	550	1,071
Fair Value - Total	550	814	4,067
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(1)	(24)
Unrealized Losses - More Than 12 Months	(1)	(9)	(27)
Unrealized Losses - Total	(1)	(10)	(51)
Special revenue excluding mortgage/asset-backed securities
Fair Value
Fair Value - Less Than 12 Months		1,706	17,109
Fair Value - More Than 12 Months	1,444	5,916	2,140
Fair Value - Total	1,444	7,622	19,249
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(14)	(129)
Unrealized Losses - More Than 12 Months	(4)	(77)	(38)
Unrealized Losses - Total	(4)	(91)	(167)
Industrial and miscellaneous
Fair Value
Fair Value - Less Than 12 Months	398	30,544	23,914
Fair Value - More Than 12 Months	8,197	14,913	4,463
Fair Value - Total	8,595	45,457	28,377
Unrealized Losses
Unrealized Losses - Less Than 12 Months	(2)	(556)	(137)
Unrealized Losses - More Than 12 Months	(30)	(395)	(64)
Unrealized Losses - Total	(32)	(951)	(201)
Mortgage/asset-backed securities
Fair Value
Fair Value - Less Than 12 Months	510	6,653	7,588
Fair Value - More Than 12 Months	1,454	3,830	3,298
Fair Value - Total	1,964	10,483	10,886
Unrealized Losses
Unrealized Losses - Less Than 12 Months		(39)	(31)
Unrealized Losses - More Than 12 Months	(3)	(42)	(33)
Unrealized Losses - Total	$ (3)	$ (81)	$ (64)